ROU Assets and Lease Liabilities (Details) - Schedule of Future Minimum Lease Payments under Finance Lease Liabilities and Operating Lease Liabilities - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Future Minimum Lease Payments under Finance Lease Liabilities and Operating Lease Liabilities [Abstract]
Finance leases, 2024	$ 44,077
Operating leases, 2024	152,492
Finance leases, 2025	24,354
Operating leases, 2025	19,224
Finance leases, 2026	14,196
Operating leases, 2026
Finance leases, 2027	14,196
Operating leases, 2027
Finance leases, 2028	10,254
Operating leases, 2028
Finance leases, Thereafter	2,142
Operating leases, Thereafter
Finance leases, Total future lease payment	109,219
Operating leases, Total future lease payment	171,716
Finance leases, Less: imputed interest	(3,152)
Operating leases, Less: imputed interest	(1,549)
Finance leases, Present value of operating lease liabilities	106,067
Operating leases, Present value of operating lease liabilities	170,167
Finance leases, Lease liabilities, current portion	42,706	$ 35,089
Operating leases, Lease liabilities, current portion	150,958	179,827
Finance leases, Lease liabilities, non-current portion	63,361	105,897
Operating leases, Lease liabilities, non-current portion	$ 19,209	$ 155,716